UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, L.L.C.

Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles P. Coleman III
Title:    Managing Member
Phone:    212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman III        New York, New York         February 17, 2009
--------------------------     ------------------------     -------------------
      [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      $2,201,304
                                             (thousands)

                                                        FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

  ALTRIA GROUP INC               COM              02209S103    25226  1675000 SH       SOLE     NONE       1675000      0      0
  APPLE INC                      COM              037833100    26885   315000 SH       SOLE     NONE        315000      0      0
  BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    23701  1890000 SH       SOLE     NONE       1890000      0      0
  BURLINGTON NORTHN SANTA FE C   COM              12189T104    19609   259000 SH       SOLE     NONE        259000      0      0
  CSX CORP                       COM              126408103    23473   722900 SH       SOLE     NONE        722900      0      0
  DIAMONDS TR                    UNIT SER 1       252787106    20130   230000 SH       SOLE     NONE        230000      0      0
  DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    15973  1128047 SH       SOLE     NONE       1128047      0      0
  DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    52421  3914952 SH       SOLE     NONE       3914952      0      0
  E TRADE FINANCIAL CORP         COM              269246104     8510  7400000 SH       SOLE     NONE       7400000      0      0
  GOOGLE INC                     CL A             38259P508    36108   117366 SH       SOLE     NONE        117366      0      0
  GUSHAN ENVIRONMENTAL ENERGY L  SPON ADR         40330W106    14067  7645363 SH       SOLE     NONE       7645363      0      0
  HILL ROM HLDGS INC             COM              431475102     8230   500000 SH       SOLE     NONE        500000      0      0
  ISHARES TR                     RUSSELL 2000     464287655    12635   256600 SH       SOLE     NONE        256600      0      0
  ISHARES TR                     RUSL 2000 VALU   464287630    12435   252900 SH       SOLE     NONE        252900      0      0
  JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107    28886  6610000 SH       SOLE     NONE       6610000      0      0
  JOHNSON & JOHNSON              COM              478160104    58813   983000 SH       SOLE     NONE        983000      0      0
  LDK SOLAR CO LTD               SPONSORED ADR    50183L107    33128  2525000 SH       SOLE     NONE       2525000      0      0
  LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108   152457 10083165 SH       SOLE     NONE      10083165      0      0
  LORILLARD INC                  COM              544147101   171208  3038300 SH       SOLE     NONE       3038300      0      0
  MASTERCARD INC                 CL A             57636Q104   221655  1550793 SH       SOLE     NONE       1550793      0      0
  MERCADOLIBRE INC               COM              58733R102    71106  4333097 SH       SOLE     NONE       4333097      0      0
  MICROSOFT CORP                 COM              594918104   283721 14594695 SH       SOLE     NONE      14594695      0      0
  PHILIP MORRIS INTL INC         COM              718172109    32550   748100 SH       SOLE     NONE        748100      0      0
  PROSHARES TR                   PSHS REAL ESTAT  74347R552     6085   120000 SH       SOLE     NONE        120000      0      0
  QUALCOMM INC                   COM              747525103   144501  4032958 SH       SOLE     NONE       4032958      0      0
  SPDR TR                        UNIT SER 1       78462F103   280462  3107962 SH       SOLE     NONE       3107962      0      0
  SYNAPTICS INC                  COM              87157D109    18009  1087500 SH       SOLE     NONE       1087500      0      0
  TRANSDIGM GROUP INC            COM              893641100    81616  2431223 SH       SOLE     NONE       2431223      0      0
  VISA INC                       COM CL A         92826C839   163727  3121580 SH       SOLE     NONE       3121580      0      0
  WAL MART STORES INC            COM              931142103   126712  2260289 SH       SOLE     NONE       2260289      0      0
  WNS HOLDINGS LTD               SPON ADR         92932M101    14760  2811417 SH       SOLE     NONE       2811417      0      0
  YINGLI GREEN ENERGY HLDG CO    ADR              98584B103    12505  2050000 SH       SOLE     NONE       2050000      0      0